Note 10 - Selected Quarterly Financial Data (unaudited) (Detail) - Selected Quarterly Financial Data (USD $)	3 Months Ended								6 Months Ended	12 Months Ended											138 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2001	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012
Revenue from grants	$ 459,566	$ 638,000	$ 705,698	$ 854,063	$ 956,844	$ 1,297,006	$ 1,753,033	$ 893,002		$ 2,657,327	$ 4,899,885	$ 5,185,257									$ 22,969,019
Net loss	$ (610,085)	$ (296,779)	$ (497,763)	$ (730,513)	$ (1,153,348)	$ (375,852)	$ (211,344)	$ (606,282)	$ (170,592)	$ (2,135,140)	$ (2,346,826)	$ (2,747,328)	$ (3,284,252)	$ (3,728,187)	$ (4,241,796)	$ (584,166)	$ (1,611,086)	$ (2,351,828)	$ (947,804)	$ (618,137)	$ (24,767,142)
Net loss per share (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.08)	$ (0.02)	$ (0.01)	$ (0.04)